Schedule of Components of Lease Expense (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Components of lease expense:
Operating lease cost	$ 46,140	$ 50,440	$ 93,384	$ 101,888	$ 199,611	$ 191,483
Lease impairment cost						303,327
Sublease income	(52,542)	(51,082)	(105,084)	(102,165)	(204,324)	(177,588)
Total lease (income) cost	$ (6,402)	$ (642)	$ (11,700)	$ (277)	$ (4,713)	$ 317,222